Share Capital - Equity Raises - Summary of Equity Financing (Details) - CAD ($) $ in Thousands								12 Months Ended
	Feb. 07, 2018	Nov. 02, 2017	Jul. 21, 2017	Mar. 22, 2017	Dec. 22, 2016	Aug. 24, 2016	Apr. 15, 2016	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Equity raise share issuances, shares	5,800,000		3,105,590	2,500,000	5,662,000	9,453,000	5,002,500	27,782,491	22,617,500
Equity raise share issuances	$ 192,065		$ 24,922	$ 24,160	$ 56,131	$ 32,096	$ 10,799	$ 390,752	$ 123,186
Greenstar investment
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Equity raise share issuances, shares		18,876,901
Equity raise share issuances		$ 173,765